INCOME TAXES - Schedule of Effective Income Tax Rate Reconciliation (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Income Tax Disclosure [Abstract]
Income (loss) before taxes on income	$ 37,839,000	$ (467,843,000)	$ (53,007,000)
Statutory tax rate	23.00%	23.00%	23.00%
Theoretical income tax expense (benefit)	$ 8,703,000	$ (107,604,000)	$ (12,192,000)
Change in valuation allowance	9,273,000	18,179,000	40,520,000
Share-based compensation	1,236,000	3,132,000	(2,245,000)
Non-deductible expenses and other permanent differences	(8,265,000)	939,000	(1,202,000)
Effect of subsidiaries with different tax rates	4,597,000	1,859,000	4,171,000
Preferred enterprise benefits	(7,709,000)	39,108,000	37,001,000
Intercompany intangible asset sale	0	0	(3,913,000)
Income taxes related to prior years	(1,001,000)	(2,375,000)	0
Uncertain tax positions	(1,587,000)	3,894,000	416,000
Other	(545,000)	(112,000)	1,646,000
Income tax expense (benefit)	$ 4,702,000	$ (42,980,000)	$ 64,202,000